November 10, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644

RE: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    Pre-Effective Amendment No. 2
    File No. 333-176152

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions or concerns, please call me at (860) 843-6085.

Sincerely,

/s/ Sarah M. Patterson
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Sarah M. Patterson
Counsel

Enclosure